Summary of Principal Accounting Policies - Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Principal Accounting Policies
Net income attributable to Noah Holdings Limited shareholders	¥ 558,857	$ 79,915	¥ 475,445	¥ 1,009,494
Transfers (to) from the non-controlling interests:
Increase in Noah's capital from contribution of non-controlling interests			86
Decrease in Noah's equity from distributions to non-controlling interests				(16,049)
Net transfers (to) from non-controlling interests			86	(16,049)
Change from net income attributable to Noah Holdings Limited shareholders and transfers (to) from non-controlling interests	¥ 558,857	$ 79,915	¥ 475,531	¥ 993,445